Finance Lease Receivable - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Weighted average interest rate implicit	9.40%	8.00%
Selling profit (loss) on finance leases	$ 17.5	$ 6.2
Income relating to variable lease payments	$ 14.8	$ 5.4
Bottom of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	3 years
Top of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	10 years